Supplement to
Fidelity Targeted International Equity Funds®
December 29, 2007
Prospectus

The following information replaces the biographical information for Allan Liu found in the "Fund Management" section on page 30.

Jessica Tan is manager of Southeast Asia, which she has managed since April 2007. Since joining Fidelity Investments in 2000, Ms. Tan has worked as an analyst and portfolio manager managing funds for investors outside the United States.

TIF-08-01 April 18, 2008
1.483702.154

Supplement to the
Fidelity® International Small Cap Fund
December 29, 2007
Prospectus

The following information replaces the biographical information for Ben Paton found in the "Fund Management" section on page 25.

Colin Stone is co-manager of International Small Cap Fund, which he has managed since April 2008. Since joining Fidelity Investments in 1987, Mr. Stone has worked as a research analyst, associate director of research management, director of investment management and portfolio manager. He also manages funds for investors outside the United States.

ISC-08-01 April 18, 2008
1.778063.115

Supplement to the
Fidelity Advisor International Small Cap Fund
Class A, Class T, Class B, and Class C
December 29, 2007
Prospectus

The following information replaces the biographical information for Ben Paton found in the "Fund Management" section on page 31.

Colin Stone is co-manager of the fund, which he has managed since April 2008. Since joining Fidelity Investments in 1987, Mr. Stone has worked as a research analyst, associate director of research management, director of investment management and portfolio manager. He also manages funds for investors outside the United States.

AISC-08-01 April 18, 2008
1.790649.114

Supplement to the
Fidelity Advisor International Small Cap Fund
Institutional Class
December 29, 2007
Prospectus

The following information replaces the biographical information for Ben Paton found in the "Fund Management" section beginning on page 26.

Colin Stone is co-manager of the fund, which he has managed since April 2008. Since joining Fidelity Investments in 1987, Mr. Stone has worked as a research analyst, associate director of research management, director of investment management and portfolio manager. He also manages funds for investors outside the United States.

AISCI-08-01 April 18, 2008
1.790650.111